STATEMENTS OF OPERATIONS (USD $)	6 Months Ended		12 Months Ended				30 Months Ended
	Dec. 31, 2010		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012
Expenses
Travel and Entertainment	$ 0		$ 2,669		$ 50,106		$ 52,775
Rent Expense - Related Party	0		90,000		71,250		161,250
Insurance Expense	0		55,799		55,626		111,425
Legal Expense	0		106,131		7,617		113,748
General and Administrative Expenses	0		42,357		26,508		68,865
Formation and Operating Costs	13,728		0		0		13,728
Total Expense	13,728		296,956		211,107		521,791
Other Income (Expense)
Other Income	0		2,500,000		0		2,500,000
Interest Expense	0		(3,265)		0		(3,265)
Net Income (Loss)	$ (13,728)		$ 2,199,779		$ (211,107)		$ 1,974,944
Weighted average shares outstanding - basic and diluted(1)(2) (in shares)	1,026,625	[1],[2]	1,638,590	[1],[2]	1,501,108	[1],[2]
Basic and diluted net income (loss) per share (in dollars per share)	$ (0.01)		$ 1.34		$ (0.14)

[1]	Reflects an aggregate of 123,375 ordinary shares forfeited by the Initial Shareholders on May 8, 2011 because the underwriters' over-allotment option was not exercised in full. (Note 7)
[2]	Excludes shares subject to possible redemption